UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Union National Bank & Trust Company of Souderton
Address: P.O. Box 64197, Trust Department

         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     October 30, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $165,929 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                COM                 001957109     1631    84527 SH       OTHER                   36608    47919        0
Abbott Laboratories         COM                 002824100      244     4700 SH       OTHER                    3900      800        0
American Home Products      COM                 026609107      454     7800 SH       OTHER                    4880     2920        0
American Intl Group Inc     COM                 026874107    11053   141705 SH       OTHER                   53196    88509        0
Amgen                       COM                 031162100      494     8400 SH       OTHER                    5100     3300        0
AOL Time Warner Inc         COM                 00184A105     1043    31525 SH       OTHER                   14185    17340        0
Automatic Data Processing   COM                 053015103      278     5900 SH       OTHER                    2950     2950        0
Bank of America Corp Com    COM                 060505104      247     4225 SH       SOLE                     4225        0        0
Bellsouth Corp              COM                 079860102      998    24008 SH       OTHER                   13352    10656        0
BP Amoco PLC                COM                 055622104      688    13997 SH       OTHER                    9093     4904        0
Bristol Meyers Squibb CO    COM                 110122108     4710    84774 SH       OTHER                   33200    51574        0
Calpine Corp                COM                 131347106      379    16600 SH       OTHER                    8000     8600        0
Cardinal Health Inc         COM                 14149Y108     1187    16050 SH       SOLE                     5980    10070        0
ChevronTexaco Corp Com      COM                 166764100     2228    26290 SH       OTHER                    9740    16550        0
Cisco Systems Inc           COM                 17275R102     1571   129000 SH       OTHER                   78700    50300        0
Citigroup Inc               COM                 172967101     2634    65048 SH       OTHER                   34698    30350        0
Coca Cola Co                COM                 191216100     1706    36420 SH       OTHER                   11990    24430        0
Colgate Palmolive Co        COM                 194162103     3425    58800 SH       OTHER                   36200    22600        0
Corning Inc                 COM                 219350105      235    26695 SH       OTHER                    9805    16890        0
Du Pont EI de Nemours       COM                 263534109     2676    71310 SH       OTHER                   29070    42240        0
Duke Energy Corp            COM                 264399106      836    22100 SH       OTHER                    7300    14800        0
EMC Corporation             COM                 268648102      319    27150 SH       OTHER                   14530    12620        0
Enron Corp                  COM                 293561106     1330    48856 SH       OTHER                   21770    27086        0
Exelon Corp                 COM                 30161N101     1190    26678 SH       OTHER                   25046     1632        0
Exxon Mobil Corp Com        COM                 30231G102     9737   247141 SH       OTHER                  134565   112576        0
Federal National Mortgage   COM                 313586109     3843    48000 SH       OTHER                   16520    31480        0
General Electric Co         COM                 369604103    15620   419891 SH       OTHER                  194941   224950        0
General Motors Corp         COM                 370442105      208     4843 SH       OTHER                    2433     2410        0
Glaxo Smithkline PLC        COM                 37733W105      415     7400 SH       OTHER                     491     6909        0
Harleysville National Corp  COM                 412850109     5439   252968 SH       OTHER                   47748   205220        0
Harleysville Savings Fin    COM                 412865107      628    37580 SH       OTHER                   13029    24551        0
Hewlett Packard Co          COM                 428236103      180    11200 SH       OTHER                    2800     8400        0
Home Depot Inc              COM                 437076102      988    25750 SH       OTHER                   13100    12650        0
Intel Corp                  COM                 458140100     3583   175300 SH       OTHER                   87050    88250        0
Intl Business Machines Corp COM                 459200101     5203    56728 SH       OTHER                   23978    32750        0
J P Morgan Chase & Co  Com  COM                 46625H100      395    11572 SH       OTHER                    3563     8009        0
Johnson & Johnson           COM                 478160104    10089   182120 SH       OTHER                   68900   113220        0
Lucent Technologies Inc     COM                 549463107      756   131899 SH       OTHER                   50339    81560        0
Manulife Financial Corp     COM                 56501R106      253     9669 SH       SOLE                      990     8679        0
MBNA Corporation            COM                 55262L100      215     7087 SH       OTHER                     100     6987        0
McGraw-Hill Companies       COM                 580645109     2434    41820 SH       OTHER                   17420    24400        0
Mellon Financial Corp       COM                 58551A108      341    10538 SH       OTHER                    5418     5120        0
Merck & Co Inc              COM                 589331107     9412   141324 SH       OTHER                   70944    70380        0
Microsoft Corporation       COM                 594918104     7324   143130 SH       OTHER                   51405    91725        0
Minnesota Mining & Mfg      COM                 604059105      276     2800 SH       OTHER                    1500     1300        0
Morgan Stanley Dean Witter  COM                 617446448     5496   118581 SH       OTHER                   50981    67600        0
National Penn Bancshares    COM                 637138108      358    15215 SH       OTHER                   15215        0        0
Nokia Corp Ads              COM                 654902204     1126    71950 SH       OTHER                   31750    40200        0
Oracle  Corp                COM                 68389X105      176    14000 SH       OTHER                    7650     6350        0
Paychex Inc                 COM                 704326107      271     8600 SH       OTHER                    3550     5050        0
Pepsico Inc                 COM                 713448108      549    11320 SH       OTHER                    2350     8970        0
Pfizer Inc                  COM                 717081103      845    21060 SH       OTHER                   13991     7069        0
PNC Bank Corp               COM                 693475105     1169    20422 SH       OTHER                   12049     8373        0
PPG Industries Inc          COM                 693506107      307     6704 SH       OTHER                    6704        0        0
PPL Corporation             COM                 69351T106     3807   116786 SH       OTHER                   81349    35437        0
Procter & Gamble Co         COM                 742718109     4959    68122 SH       OTHER                   23712    44410        0
Progress Financial Corp     COM                 743266108      131    20500 SH       SOLE                    20500        0        0
Public Service Enterpr Grp  COM                 744573106     1204    28306 SH       OTHER                   27056     1250        0
Royal Bancshares Pa Inc     COM                 780081105      186    10475 SH       SOLE                    10475        0        0
Royal Dutch Petroleum NY    COM                 780257804      374     7450 SH       OTHER                    5050     2400        0
SBC Communications          COM                 78387G103     3309    70219 SH       OTHER                   27949    42270        0
Schlumberger Ltd            COM                 806857108      733    16040 SH       OTHER                    4190    11850        0
Sun Microsystems Inc        COM                 866810104      364    44036 SH       OTHER                   24872    19164        0
Target Corp                 COM                 87612E106     1966    61910 SH       OTHER                   34964    26946        0
TCPI Inc                    COM                 87233W105        0    20000 SH       SOLE                    20000        0        0
Texaco Inc                  COM                 881694103     2438    37505 SH       OTHER                    5955    31550        0
UnitedHealth Group Inc      COM                 91324P102      499     7500 SH       SOLE                     2500     5000        0
Verizon Communications      COM                 92343V104     3986    73669 SH       OTHER                   31648    42021        0
Viacom Inc  Class A         COM                 925524100      315     9000 SH       OTHER                    4600     4400        0
Wachovia Corp 2nd New Com   COM                 929903102     6779   218678 SH       OTHER                   62085   156593        0
Wal-Mart Stores Inc         COM                 931142103     2716    54875 SH       OTHER                   23675    31200        0
Walgreen Co                 COM                 931422109     1008    29280 SH       OTHER                   13030    16250        0
Walt Disney Company         COM                 254687106     1380    74125 SH       OTHER                   27375    46750        0
Wells Fargo & Co New        COM                 949746101      262     5900 SH       OTHER                    3110     2790        0
Worldcom Group              COM                 98157D106      321    21331 SH       OTHER                   11107    10224        0